Note 5 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Area of Real Estate Property | ft²	8,400		8,400		8,400
Operating Lease, Expense	$ 48,177	$ 46,764	$ 96,355	$ 93,528	$ 187,527	$ 182,106
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	$ 96,355		$ 96,355		$ 193,000